Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule of Intangible Assets
December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,078	$3
Commission residual	600	445	155
Total	$3,681	$3,523	$158

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Core deposit	$3,081	$3,017	$64
Commission residual	600	329	271
Total	$3,681	$3,346	$335

Schedule of Future Amortization Expense
	For the Year Ended December 31,
	2013	2014

Core deposit	2	1
Commission residual	116	39
Total	118	40